Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Accounts receivable consisted of the following:
	June 30,	December 31,
	2014	2013

Gaming revenues receivable	$2,606,378	$5,182,352